Financial Assets/Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2024
Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Financial Assets at Fair Value through Profit and Loss [text block table]	in € m. Dec 31, 2024 Dec 31, 2023 Financial assets classified as held for trading: Trading assets: Trading securities 124,857 115,832 Other trading assets1 14,914 9,443 Total trading assets 139,772 125,275 Positive market values from derivative financial instruments 291,800 251,877 Total financial assets classified as held for trading 431,571 377,151 Non-trading financial assets mandatory at fair value through profit or loss: Securities purchased under resale agreements 88,736 65,937 Securities borrowed 15,913 13,036 Loans 1,954 812 Other financial assets mandatory at fair value through profit or loss 7,721 8,261 Total Non-trading financial assets mandatory at fair value through profit or loss 114,324 88,047 Financial assets designated at fair value through profit or loss: Loans 0 75 Other financial assets designated at fair value through profit or loss 0 0 Total financial assets designated at fair value through profit or loss 0 75 Total financial assets at fair value through profit or loss 545,895 465,273 1 Includes traded loans of € 11.4 billion and € 8.2 billion at December 31, 2024 and 2023 respectively
Financial Liabilities at Fair Value through Profit and Loss [text block table]	in € m. Dec 31, 2024 Dec 31, 2023 Financial liabilities classified as held for trading: Trading liabilities: Trading securities 41,864 43,114 Other trading liabilities 1,635 890 Total trading liabilities 43,498 44,005 Negative market values from derivative financial instruments 276,410 238,278 Total financial liabilities classified as held for trading 319,908 282,283 Financial liabilities designated at fair value through profit or loss: Securities sold under repurchase agreements 69,121 72,377 Loan commitments 6 5 Long-term debt 22,203 10,709 Other financial liabilities designated at fair value through profit or loss 717 636 Total financial liabilities designated at fair value through profit or loss 92,047 83,727 Investment contract liabilities 454 484 Total financial liabilities at fair value through profit or loss 412,409 366,494
Changes in fair value of financial assets attributable to movements in counterparty credit risk [text block table]	in € m. Dec 31, 2024 Dec 31, 2023 Notional value of financial assets exposed to credit risk 0 75 Annual change in the fair value reflected in the Statement of Income 0 1 Cumulative change in the fair value 0 (0) Notional of credit derivatives used to mitigate credit risk 0 40 Annual change in the fair value reflected in the Statement of Income 0 (0) Cumulative change in the fair value 0 (1)
Changes in fair value of financial liabilities attributable to movements in the Groups credit risk [text block table]	Changes in fair value of financial liabilities attributable to movements in the Group’s credit risk1 in € m. Dec 31, 2024 Dec 31, 2023 Presented in Other comprehensive Income Cumulative change in the fair value (157) 19 Presented in Statement of income Annual change in the fair value reflected in the Statement of Income 0 0 Cumulative change in the fair value 0 0 1 The fair value of a financial liability incorporates the credit risk of that financial liability. Changes in the fair value of financial liabilities issued by consolidated structured entities have been excluded as this is not related to the Group’s credit risk but to that of the legally isolated structured entity, which is dependent on the collateral it holds
Transfers of the cumulative gains or losses within equity during the period [text block table]	Transfers of the cumulative gains or losses within equity during the period in € m. Dec 31, 2024 Dec 31, 2023 Cumulative gains or losses within equity during the period 0 0
Amounts realized on derecognition of liabilities designated at FVtPL [text block table]	Amounts realized on derecognition of liabilities designated at fair value through profit or loss in € m. Dec 31, 2024 Dec 31, 2023 Amount presented in other comprehensive income realized at derecognition (8) 0
Excess of the Contractual Amount Repayable at Maturity over the Carrying Value of Financial Liabilities [text block table]	in € m. Dec 31, 2024 Dec 31, 2023 Including undrawn loan commitments² 1,085 1,769 Excluding undrawn loan commitments 497 1,104 1 Assuming the liability is extinguished at the earliest contractual maturity that the Group can be required to repay. When the amount payable is not fixed, it is determined by reference to conditions existing at the reporting date 2 The contractual cash flows at maturity for undrawn loan commitments assume full drawdown of the facility